Fair Value Measurements - Schedule of Fair Value Hierarchy of Financial Instruments (Details) - USD ($) $ in Thousands		Sep. 30, 2022	Dec. 31, 2021
Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets			$ 0
Financial Liabilities Fair Value Disclosure, Total		7,406	32,275
Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		18,148	0
Financial Liabilities Fair Value Disclosure, Total		679	3,300
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets			2,842
Financial Liabilities Fair Value Disclosure, Total		42,332	39,713
Derivative financial asset | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		0
Derivative financial asset | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		0
Warrant [Member] | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[1]	7,406	32,275
Warrant [Member] | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[1]	679	3,300
Warrant [Member] | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total	[1]	0	0
Derivative | Derivative financial asset | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets		18,148
Liability for Share-Based Compensation | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		0
Liability for Share-Based Compensation | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		0
Liability for Share-Based Compensation | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		13,836	10,024
Contingent Consideration Receivable | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets	[2]		0
Contingent Consideration Receivable | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial assets	[2]		0
Contingent Consideration Payable | Level 1
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		0
Contingent Consideration Payable | Level 2
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		0
Contingent Consideration Payable | Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Financial Liabilities Fair Value Disclosure, Total		$ 28,496	$ 29,689

[1]	Level 2 warrant liabilities represent the fair value of private warrants which is estimated using the price of the Company's public warrants.
[2]	The contingent consideration receivable balance related to a receivable recorded upon the disposal of a subsidiary in the prior year. During the nine months ended September 30, 2022 , the receivable was settled for $2,621 with the remainder relating to foreign exchange.